Interest expense and other financial income and expense (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial income and expense [abstract]
Interest income	$ 294	$ 110	$ 43
Dividend income	1	1	1
Net capital losses on available-for-sale securities		(1)	(1)
Impairment of commodities and available-for-sale securities, net	(2)	12	7
Other financial expense	(33)	(25)	(20)
Monetary loss from hyperinflation	(10)
Currency result, net	(65)	(58)	(477)
Total other financial income and expense	$ 185	$ 39	$ (447)